Related Parties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Related Parties (Textual)
Accrual amount	$ 240	$ 215
Salary expenses, cash bonus and directors' fee to its related parties in the amount	$ 558	$ 596	$ 540